Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Cost:
Cost beginning balance		$ 13,340,591	$ 4,318,086
Additions		1,011,679	8,865,767
Additions – internally developed		94,496	164,305
Write-off			(7,567)
Intangible Assets
Cost ending balance		5,696,766	13,340,591
Amortization:
Amortization beginning balance		5,737,436	2,275,240
Charge for the year		1,653,584	3,469,763
Transfers
Write-off			(7,567)
Amortization ending balance		3,694,624	5,737,436
Net carrying amount:
Balance of net carrying amount		2,002,142	7,603,155
Cost:
Transfers
Contract termination	[1]	(8,750,000)
Amortization:
Contract termination	[1]	(3,696,396)
Application development [Member]
Cost:
Cost beginning balance		3,685,510	3,580,699
Additions
Additions – internally developed		94,496	112,378
Write-off			(7,567)
Intangible Assets
Cost ending balance		3,780,006	3,685,510
Amortization:
Amortization beginning balance		2,632,912	1,914,902
Charge for the year		373,740	725,577
Transfers
Write-off			(7,567)
Amortization ending balance		3,006,652	2,632,912
Net carrying amount:
Balance of net carrying amount		773,354	1,052,598
Cost:
Transfers
Contract termination	[1]
Amortization:
Contract termination	[1]
Originals and Sessions [Member]
Cost:
Cost beginning balance		520,052	548,197
Additions
Additions – internally developed			51,927
Write-off
Intangible Assets			(80,072)
Cost ending balance		525,260	520,052
Amortization:
Amortization beginning balance		433,818	324,883
Charge for the year		35,064	106,503
Transfers			2,432
Write-off
Amortization ending balance		468,882	433,818
Net carrying amount:
Balance of net carrying amount		56,378	86,234
Cost:
Transfers		5,208
Contract termination	[1]
Amortization:
Contract termination	[1]
Other intangibles [Member]
Cost:
Cost beginning balance		9,014,531	78,314
Additions		1,007,850	8,849,867
Additions – internally developed
Write-off
Intangible Assets			86,350
Cost ending balance		1,272,381	9,014,531
Amortization:
Amortization beginning balance		2,670,706	35,455
Charge for the year		1,244,780	2,637,683
Transfers			(2,432)
Write-off
Amortization ending balance		219,090	2,670,706
Net carrying amount:
Balance of net carrying amount		1,053,291	6,343,825
Cost:
Transfers
Contract termination	[1]	(8,750,000)
Amortization:
Contract termination	[1]	(3,696,396)
Work in Progress [Member]
Cost:
Cost beginning balance		120,498	110,876
Additions		3,829	15,900
Additions – internally developed
Write-off
Intangible Assets			(6,278)
Cost ending balance		119,119	120,498
Amortization:
Amortization beginning balance
Charge for the year
Transfers
Write-off
Amortization ending balance
Net carrying amount:
Balance of net carrying amount		119,119	$ 120,498
Cost:
Transfers		(5,208)
Contract termination	[1]
Amortization:
Contract termination	[1]

[1]	The net book value amounting to USD 5,053,604 represent the terminated contract with Amr Diab, wherein the related outstanding payable of the Group to Amr Diab as of the date of amendment amounting to USD 5,250,000 is forfeited, the net transaction resulted in a gain of USD 196,396 recorded under other income. A new contract was signed with the artist dated May 18, 2023.